Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Trading Symbol	ADHXF
Entity Registrant Name	ADHEREX TECHNOLOGIES INC
Entity Central Index Key	0001211583
Entity Filer Category	Smaller Reporting Company